Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Total interest and dividend income	$ 8,541	$ 8,635	$ 8,419	$ 8,160	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 33,755	$ 31,727	$ 33,122
Interest expense	1,566	1,537	1,454	1,406	1,311	1,315	1,268	1,405	5,963	5,299	6,550
Non-interest expenses	7,806	7,168	7,233	7,689	7,211	7,353	7,609	7,683	29,896	29,856	30,445
Income tax benefits	$ 1,159	$ 486	$ 368	$ 135	$ 260	$ 41	$ 15	$ 46	2,148	362	274
HopFed [Member]
Interest and dividend income:
Dividend income from subsidiary Bank									2,500	2,000	12,100
Total interest and dividend income									2,500	2,000	12,100
Interest expense									436	388	740
Non-interest expenses									1,538	391	541
Total expenses									1,974	779	1,281
Income before income taxes and equity in undistributed earnings of subsidiary									526	1,221	10,819
Income tax benefits									(545)	(319)	(529)
Income before equity in undistributed earnings of subsidiary									1,071	1,540	11,348
Equity in (distribution in excess of) earnings of subsidiary									2,230	1,364	(8,944)
Income available to common shareholders									$ 3,301	$ 2,904	$ 2,404